UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07644

                            Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

¢ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Mario J. Gabelli, CFA

Portfolio Manager

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at

June 30, 2014:

$145,095,582

Top Ten Holdings (As of 6/30/2014) (Unaudited)
Company					Percentage of Total Net Assets
Viacom Inc., Cl. A					4.0%
American Express Co.					3.4%
Diageo plc					3.3%
Honeywell International Inc.					2.9%
Brown-Forman Corp., Cl. A					2.5%
Grupo Televisa SAB					2.4%
Rolls-Royce Holdings plc					2.3%
Time Warner Inc.					1.9%
National Fuel Gas Co.					1.7%
CBS Corp., Cl. A, Voting					1.7%
Sector Weightings (Percentage of Total Net Assets as of 6/30/2014) (Unaudited)

Average Annual Total Returns (For periods ended 6/30/2014) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	4.11%	24.83%	22.11%	10.03%	11.39%
S&P 500 Index	7.14	24.61	18.83	7.78	9.26
Russell 3000 Index	6.94	25.22	19.33	8.23	9.48

The S&P 500 Index is an index of 500 primarily large capitalization stocks which is generally considered to be representative of U.S. stock market activity. The Russell 3000 Index is an unmanaged indicator which measures the performance of the 3000 largest U.S. traded stocks, in which the underlying companies are incorporated in the U.S. Index returns are provided for comparative purposes. Please note that the indexes are unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

About information in this report:

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Performance returns for periods of less than one year are not annualized. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

¢ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2014 through June 30, 2014

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,041.10	1.13%	$5.72
Hypothetical 5% Return	$1,000.00	$1,019.19	1.13%	$5.66

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

2	GABELLI CAPITAL ASSET FUND

¢  Gabelli Capital Asset Fund

Summary of Portfolio Holding (Unaudited)

The following table presents porfolio holdings as a percent of net assets as of June 30, 2014:

Media	19.3%
Consumer Staples	12.3%
Financials	10.7%
Machinery	10.2%
Aerospace and Defense	9.6%
Materials	5.9%
Energy	5.4%
Information Technology	5.2%
Telecommunication Services	2.9%
Commercial and Professional Services	2.6%
Utilities	2.3%
Consumer Services	2.3%
Electrical Equipment	2.3%

Trading Companies and Distributors	2.0%
Health Care	1.7%
Retailing	1.1%
Automobiles and Components	1.0%
Construction and Engineering	0.8%
U.S. Government Obligations	0.6%
Transportation	0.5%
Consumer Durables and Apparel	0.5%
Building Products	0.2%
Other Assets and Liabilities (Net)	0.6%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room inWashington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

¢  Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Shares		Cost	Market Value
Common Stocks — 98.8%
Aerospace and Defense — 9.6%
1,000	B/E Aerospace Inc.†	$82,862	$92,490
26,000	Curtiss-Wright Corp.	382,497	1,704,560
38,000	Exelis Inc.	566,591	645,240
93,000	GenCorp Inc.†	632,377	1,776,300
6,875	HEICO Corp.	65,152	357,087
46,000	Honeywell International Inc.	1,349,785	4,275,700
5,000	Precision Castparts Corp.	297,798	1,262,000
180,000	Rolls-Royce Holdings plc	1,359,217	3,293,059
26,800,000	Rolls-Royce Holdings plc, Cl. C†(a)	44,965	45,865
3,500	The Boeing Co.	223,768	445,305

		5,005,012	13,897,606

Automobiles and Components — 1.0%
3,500	BorgWarner Inc.	37,601	228,165
10,000	Dana Holding Corp.	192,021	244,200
14,000	Standard Motor Products Inc.	83,218	625,380
16,000	Superior Industries International Inc.	302,078	329,920

		614,918	1,427,665

Building Products — 0.2%
25,000	Griffon Corp.	292,772	310,000

Commercial and Professional Services — 2.6%
77,000	Rollins Inc.	263,660	2,310,000
34,000	Waste Management Inc.	1,260,423	1,520,820

		1,524,083	3,830,820

Construction and Engineering — 0.8%
96,000	Furmanite Corp.†	346,662	1,117,440

Consumer Durables and Apparel — 0.5%
4,000	Cavco Industries Inc.†	113,920	341,200
20,000	Skyline Corp.†	99,677	82,200
16,000	Sony Corp., ADR	275,960	268,320

		489,557	691,720

Consumer Services — 2.3%
1,000	Ascent Capital Group Inc., Cl. A†	27,057	66,010
30,000	Boyd Gaming Corp.†	200,939	363,900
8,000	Canterbury Park Holding Corp.†	91,665	80,480
10,000	Churchill Downs Inc.	384,729	901,100
56,000	Dover Motorsports Inc.	244,575	161,840
11,143	International Game Technology	161,914	177,285
20,000	Las Vegas Sands Corp.	111,811	1,524,400
1,000	The Cheesecake Factory Inc.	34,814	46,420

		1,257,504	3,321,435

Consumer Staples — 12.3%
8,000	Archer Daniels Midland Co.	171,115	352,880
39,000	Brown-Forman Corp., Cl. A	681,788	3,601,260
1,500	Bunge Ltd.	75,345	113,460

Shares		Cost	Market Value

27,000	CVS Caremark Corp.	$843,865	$2,034,990
71,891	Danone SA, ADR	772,927	1,073,333
38,000	Diageo plc, ADR	1,536,097	4,836,260
13,000	Fomento Economico Mexicano SAB de CV, ADR	432,261	1,217,450
12,000	Ingles Markets Inc., Cl. A	155,171	316,200
2,000	Mead Johnson Nutrition Co.	87,966	186,340
25,000	Safeway Inc.	561,034	858,500
50,000	The Coca-Cola Co.	1,157,109	2,118,000
37,140	Tootsie Roll Industries Inc.	552,712	1,093,402

		7,027,390	17,802,075

Electrical Equipment — 2.3%
38,500	AMETEK Inc.	139,101	2,012,780
32,000	Capstone Turbine Corp.†	60,670	48,320
24,000	Franklin Electric Co. Inc.	123,540	967,920
2,000	Rockwell Automation Inc.	94,983	250,320

		418,294	3,279,340

Energy — 5.4%
1,500	Anadarko Petroleum Corp.	148,110	164,205
6,000	Cameron International Corp.†	207,340	406,260
5,500	Chevron Corp.	343,640	718,025
9,000	ConocoPhillips	189,016	771,570
3,000	CONSOL Energy Inc.	111,710	138,210
8,000	Devon Energy Corp.	274,271	635,200
11,000	Exxon Mobil Corp.	419,480	1,107,480
100,000	RPC Inc.	496,057	2,349,000
70,000	Weatherford International plc†	961,347	1,610,000

		3,150,971	7,899,950

Financials — 10.7%
52,000	American Express Co.	1,376,716	4,933,240
4,000	Argo Group International Holdings Ltd.	103,338	204,440
16,000	BKF Capital Group Inc.†	65,957	22,720
55,000	Griffin Land & Nurseries Inc.	903,145	1,622,500
14,000	JPMorgan Chase & Co.	455,342	806,680
25,000	Legg Mason Inc.	772,583	1,282,750
4,000	Marsh & McLennan Companies Inc.	104,159	207,280
28,000	Morgan Stanley	795,166	905,240
3,600	Northern Trust Corp.	176,884	231,156
17,000	Ryman Hospitality Properties Inc.	407,480	818,550
8,000	State Street Corp.	402,007	538,080
41,000	The Bank of New York Mellon Corp.	1,133,543	1,536,680
47,000	Wells Fargo & Co.	1,400,538	2,470,320

		8,096,858	15,579,636

Health Care — 1.7%
52,000	Boston Scientific Corp.†	406,829	664,040
1,000	DENTSPLY International Inc.	21,925	47,350
8,000	Henry Schein Inc.†	363,738	949,360

4	See accompanying notes to financial statements.

¢  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Shares		Cost	Market Value
Common Stocks (Continued)
Health Care (Continued)
18,000	Idenix Pharmaceuticals Inc.†	$434,351	$433,800
1,000	Laboratory Corp. of America Holdings†	61,439	102,400
8,000	Patterson Companies Inc.	238,344	316,080

		1,526,626	2,513,030

Information Technology — 5.2%
4,107	Blackhawk Network Holdings Inc., Cl. B†	95,769	110,273
46,000	Corning Inc.	411,420	1,009,700
91,000	CTS Corp.	783,217	1,701,700
41,000	Cypress Semiconductor Corp.	207,973	447,310
26,000	Diebold Inc.	786,023	1,044,420
4,000	EchoStar Corp., Cl. A†	85,763	211,760
12,000	Internap Network Services Corp.†	94,224	84,600
10,000	NCR Corp.†	98,396	350,900
46,000	Texas Instruments Inc.	895,077	2,198,340
12,000	Yahoo! Inc.†	194,314	421,560

		3,652,176	7,580,563

Machinery — 10.2%
16,000	CIRCOR International Inc.	501,357	1,234,080
4,000	CLARCOR Inc.	34,625	247,400
148,000	CNH Industrial NV	955,961	1,512,560
20,000	Crane Co.	508,973	1,487,200
9,200	Deere & Co.	277,983	833,060
13,000	Flowserve Corp.	178,884	966,550
15,000	Graco Inc.	887,923	1,171,200
23,500	IDEX Corp.	586,891	1,897,390
15,000	ITT Corp.	281,248	721,500
55,000	Navistar International Corp.†	1,515,000	2,061,400
10,000	The Eastern Co.	106,496	154,400
49,000	The L.S. Starrett Co., Cl. A	683,168	753,620
2,000	Watts Water Technologies Inc., Cl. A	32,206	123,460
40,000	Xylem Inc.	1,064,702	1,563,200

		7,615,417	14,727,020

Materials — 5.9%
21,000	Ampco-Pittsburgh Corp.	323,270	481,740
12,000	Chemtura Corp.†	269,518	313,560
62,000	Ferro Corp.†	161,493	778,720
44,500	Freeport-McMoRan Copper & Gold Inc.	800,369	1,624,250
18,000	International Flavors & Fragrances Inc.	884,432	1,877,040
70,000	Myers Industries Inc.	804,903	1,406,300
63,000	Newmont Mining Corp.	2,397,196	1,602,720
400	Quaker Chemical Corp.	7,245	30,716
8,000	Sensient Technologies Corp.	150,238	445,760

		5,798,664	8,560,806

Shares		Cost	Market Value

Media — 19.3%
8,000	AMC Networks Inc., Cl. A†	$142,153	$491,920
140,000	Cablevision Systems Corp., Cl. A	1,183,977	2,471,000
40,000	CBS Corp., Cl. A, Voting	657,673	2,484,000
10,000	Cogeco Inc.	195,072	515,533
10,000	DIRECTV†	265,867	850,100
3,500	Discovery Communications Inc., Cl. A†	50,906	259,980
3,500	Discovery Communications Inc., Cl. C†	35,538	254,065
12,000	DISH Network Corp., Cl. A†	183,432	780,960
100,000	Grupo Televisa SAB, ADR	1,553,390	3,431,000
85,000	Journal Communications Inc., Cl. A†	488,709	753,950
5,000	Liberty Global plc, Cl. A†	36,730	221,100
15,000	Liberty Global plc, Cl. C†	124,370	634,650
7,000	Liberty Media Corp., Cl. A†	134,891	956,760
10,000	LIN Media LLC, Cl. A†	147,300	272,500
49,000	Media General Inc.†	179,937	1,005,970
6,000	Meredith Corp.	181,672	290,160
5,000	News Corp., Cl. A†	21,768	89,700
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	486,840
8,000	Sinclair Broadcast Group Inc., Cl. A	55,831	278,000
8,000	Starz, Cl. A†	21,022	238,320
5,000	The Interpublic Group of Companies Inc.	98,248	97,550
28,000	The Madison Square Garden Co., Cl. A†	171,403	1,748,600
40,000	Time Warner Inc.	1,187,295	2,810,000
20,000	Twenty-First Century Fox Inc., Cl. A	159,632	703,000
67,000	Viacom Inc., Cl. A	2,879,916	5,812,250

		10,398,248	27,937,908

Retailing — 1.1%
40,000	Aaron’s Inc.†	220,730	1,425,600
24,000	J.C. Penney Co. Inc.†	209,828	217,200

		430,558	1,642,800

Telecommunication Services — 2.9%
11,500	Millicom International Cellular SA, SDR	971,114	1,053,348
60,000	NII Holdings Inc.†	172,029	33,000
10,000	Rogers Communications Inc., Cl. B	136,845	402,500
23,000	Telephone & Data Systems Inc.	655,387	600,530
45,000	United States Cellular Corp.†	1,765,535	1,836,000
14,000	Vivendi SA	468,599	342,572

		4,169,509	4,267,950

Trading Companies and Distributors — 2.0%
20,000	GATX Corp.	665,096	1,338,800

See accompanying notes to financial statements.
5

¢  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Shares		Cost	Market Value
Common Stocks (Continued)
Trading Companies and Distributors (Continued)
36,000	Kaman Corp.	$420,431	$ 1,538,280

		1,085,527	2,877,080

Transportation — 0.5%
26,000	Hertz Global Holdings Inc.†	621,629	728,780

Utilities — 2.3%
22,000	El Paso Electric Co.	197,624	884,620
20,000	GenOn Energy Inc., Escrow†	0	0
32,000	National Fuel Gas Co.	1,738,853	2,505,600

		1,936,477	3,390,220

	Total Common Stocks	65,458,852	143,383,844

Principal Amount		Cost	Market Value
U.S. Government Obligations — 0.6%
$890,000	U.S. Treasury Bill, 0.015%††, 07/24/14	$889,991	$ 889,992

TOTAL INVESTMENTS — 99.4%		$66,348,843	144,273,836
Other Assets and Liabilities (Net) — 0.6%			821,746

NET ASSETS — 100.0%			$145,095,582

(a)	At June 30, 2014, the Fund held an investment in a restricted and illiquid security amounting to $45,865 or 0.03% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
26,800,000	Rolls-Royce Holdings plc, Cl. C	04/23/14	$ 44,965	$0.0017
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
6

¢  Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

ASSETS:
Investments, at value (cost $66,348,843)	$144,273,836
Receivable for investments sold	838,042
Receivable for Fund shares sold	15,847
Dividends receivable	176,314
Prepaid expense	2,094

Total Assets	145,306,133

LIABILITIES:
Payable to custodian	7,297
Payable for Fund shares redeemed	7,825
Payable for investments purchased	31,230
Payable for investment management fees	119,009
Payable for accounting fees	11,250
Payable for legal and audit fees	21,623
Other accrued expenses	12,317

Total Liabilities	210,551

Net Assets (applicable to 5,557,149 shares outstanding)	$145,095,582

NET ASSETS CONSIST OF:
Paid-in capital	$61,716,765
Accumulated net investment income	385,580
Accumulated net realized gain on investments and foreign currency transactions	5,068,163
Net unrealized appreciation on investments	77,924,993
Net unrealized appreciation on foreign currency translations	81

Net Assets	$145,095,582

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($145,095,582 ÷ 5,557,149 shares outstanding)	$26.11

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $6,996)	$1,190,754
Interest	116

Total Investment Income	1,190,870

EXPENSES:
Management fees	714,006
Accounting fees	22,500
Legal and audit fees	21,898
Directors’ fees	15,847
Custodian fees	14,324
Shareholder services fees	4,918
Interest expense	836
Shareholder communications expenses	357
Payroll expenses	62
Miscellaneous expenses	10,542

Total Expenses	805,290

Net Investment Income	385,580

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	6,288,244
Net realized gain on foreign currency transactions	37

Net realized gain on investments and foreign currency transactions	6,288,281

Net change in unrealized appreciation/depreciation:
on investments	(989,020)
on foreign currency translations	81

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(988,939)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	5,299,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,684,922

See accompanying notes to financial statements.

¢  Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
OPERATIONS:
Net investment income	$385,580	$898,918
Net realized gain on investments and foreign currency transactions	6,288,281	11,707,012
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(988,939)	30,198,805

Net Increase in Net Assets Resulting from Operations	5,684,922	42,804,735

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(898,064)
Net realized gain	—	(11,136,305)
Return of capital	—	(49,486)

Total Distributions to Shareholders	—	(12,083,855)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(9,987,631)	(967,873)

Net Increase/(Decrease) in Net Assets	(4,302,709)	29,753,007
NET ASSETS:
Beginning of year	149,398,291	119,645,284

End of period (including undistributed net investment income of $385,580 and $0, respectively)	$145,095,582	$149,398,291

See accompanying notes to financial statements.

¢  Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months
	Ended
	June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009

Operating Performance:
Net asset value, beginning of year	$25.08		$19.86	$18.62	$18.80	$14.53	$10.87

Net investment income(a)	0.07		0.16	0.29	0.08	0.07	0.09
Net realized and unrealized gain/(loss) on investments	0.96		7.26	2.93	(0.13)	4.27	3.68

Total from investment operations	1.03		7.42	3.22	(0.05)	4.34	3.77

Distributions to Shareholders:
Net investment income	—		(0.16)	(0.31)	(0.09)	(0.07)	(0.10)
Net realized gain on investments	—		(2.03)	(1.67)	(0.04)	—	(0.01)
Return of capital	—		(0.01)	—	—	—	(0.00)(b)

Total distributions	—		(2.20)	(1.98)	(0.13)	(0.07)	(0.11)

Net Asset Value, End of Period	$26.11		$25.08	$19.86	$18.62	$18.80	$14.53

Total Return †	4.1%		37.5%	17.3%	(0.3)%	29.9%	34.7%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$145,096		$149,398	$119,645	$116,479	$136,306	$120,365
Ratio of net investment income to average net assets	0.54%	(c)	0.67%	1.43%	0.44%	0.43%	0.72%
Ratio of operating expenses to average net assets	1.13%	(c)	1.13%	1.21%	1.18%	1.18%	1.21%
Portfolio turnover rate	2%		10%	2%	2%	10%	12%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.

See accompanying notes to financial statements.

¢  Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was incorporated on April 8, 1993 in Maryland. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities

¢  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace and Defense	$ 13,851,741	—	$45,865	$ 13,897,606
Utilities	3,390,220	—	0	3,390,220
Other Industries (a)	126,096,018	—	—	126,096,018

Total Common Stocks	143,337,979	—	45,865	143,383,844

U.S. Government Obligations	—	$889,992	—	889,992

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$143,337,979	$889,992	$45,865	$144,273,836

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

¢  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits

When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$984,514
Net long term capital gains	11,049,855
Return of Capital	49,486

Total distributions paid	$12,083,855

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable

¢  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$67,464,087	$79,224,879	$(2,415,130)	$76,809,749

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014 the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company’s Board and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to BNY Mellon Investment Servicing (US), Inc. (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.	Portfolio Securities

Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $3,140,111 and $14,037,586, respectively.

5.	Transactions with Affiliates

During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $7,603 to G.research, Inc., an affiliate of the Adviser.

¢  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2014 (Unaudited)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

6.	Line of Credit

The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2014, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2014 was $82,138 with a weighted average interest rate of 1.11%. The maximum amount borrowed at any time during the six months ended June 30, 2014 was $1,302,000.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount

Shares sold	84,001	$2,086,487	375,374	$8,787,578
Shares issued upon reinvestment of distributions	—	—	489,225	12,083,854
Shares redeemed	(483,723)	(12,074,118)	(932,863)	(21,839,305)

Net decrease	(399,722)	$(9,987,631)	(68,264)	$(967,873)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Other Matters

On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

¢  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the “Management Agreement”) with Guardian Investor Services LLC (the “Manager”) and the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 26, 2014, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.

1. The nature, extent, and quality of services provided by the Manager and Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Manager and Adviser under the Management Agreement and Advisory Agreement, respectively, and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Manager and Adviser also provided, at their expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non-Independent Board Members of the Fund. The Board Members evaluated these factors based on its direct experience with the Manager and Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Manager and Adviser had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Manager and Adviser, that (i) the Manager and Adviser were able to retain quality personnel, (ii) the Manager and Adviser and their agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Management Agreement and Advisory Agreement, (iii) the Manager and Adviser were responsive to requests of the Board, (iv) the scope and depth of the Manager’s and Adviser’s resources were adequate, and (v) the Manager and Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Manager’s and Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Manager and Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2. The performance of the Fund and the Manager and Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2013, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of the Fund and other multi-cap core funds underlying variable insurance products, regardless of asset size or primary channel of distribution (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above its Performance Peer Group median for the one year, three year, five year, and ten year periods and concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

¢  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited) (Continued)

In connection with its assessment of the performance of the Manager and Adviser, the Board Members considered the Manager’s and Adviser’s financial condition and whether they had the resources necessary to continue to carry out its functions under the Management Agreement and Advisory Agreement. The Board Members concluded that the Manager and Adviser had the financial resources necessary to continue to perform their obligations under the Management Agreement and Advisory Agreement and to continue to provide the high quality services that they have provided to the Fund to date.

3. The cost of the advisory services and the profits to the Manager and Adviser and their affilates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Manager and Adviser and their affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Manager and Adviser were providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio. In particular, the Board Members noted that the Fund’s advisory fee and total expense ratio were above the Expense Peer Group average.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Adviser for the fiscal year ended December 31, 2013. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of  scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Manager’s and Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Manager and Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Management Agreement and Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/02/2014

* Print the name and title of each signing officer under his or her signature.